SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	NOTE 10 – SUBSEQUENT EVENTS On January 24, 2025, the Company converted 1 million Series A Preferred Stock shares into 50,000,000, shares of common stock.

NOTE 10 – SUBSEQUENT EVENTS

On March 8, 2023, the Company entered into an Asset Purchase Agreement (“Purchase Agreement”) with Blackwell Properties, LLC, a Dubai limited liability company, (“Blackwell”) and Charandeep Gopishetty, an individual (“Gopishetty”) and the sole-officer, director, and shareholder of Blackwell (collectively, Blackwell and Gopishetty are hereinafter referred to as the “Seller”) pursuant to which Corporation acquired various assets from Seller in exchange for 9,000,000 restricted shares of the Company’s Series A Preferred Stock (the “Shares”) to be issued to Seller, or his assigns, concurrently with the closing of the Purchase Agreement.

On May 16, 2024, the Company, Gopishetty, and Blackwell entered an Unwind Agreement and Mutual Release (the “Unwind Agreement”), for the purpose of unwinding, and rendering void, the Purchase Agreement (“Original APA”) executed by and between the Company, Gopishetty, and Blackwell. The Parties have mutually and voluntarily agreed to unwind the transaction contemplated by the Original APA. Accordingly, the Company shall return all the Assets acquired pursuant to the terms and conditions of the Original APA once Gopishetty has cancelled, and returned to the Company’s treasury, the 9,000,000 restricted shares of the Company’s Series A Preferred Stock received per the terms of the Original APA.  Each of Company, Gopishetty, and Blackwell have made other representations as part of the Unwind Agreement.

Concurrently with the execution of the Unwind Agreement, on May 16, 2024, the Company entered into an Asset Purchase Agreement (“Purchase Agreement”), with Mr. Frank Gomez and Grupo FG SAS, which is the alter-ego of Mr. Gomez (the “Seller”). Grupo FG SAS does not currently conduct any business and was formed specifically to hold various proprietary Artificial Intelligence (“AI”) assets relating to that certain technology known as “Multidoc AI”. Multidoc AI is an artificial intelligence system that allows businesses and organizations to create their own AI assistants capable of resolving queries by extracting information from the universe of documents within the client company itself. Multidoc AI allows organizations to manage their own digital, scanned, or handwritten documents and when a queried, Multidoc AI not only resolves the request but also indicates from which paragraphs and documents it extracted the information to corroborate the answer accuracy (collectively, all assets held by Grupo FG and all related proprietary and non-proprietary technology, know-how, and all other facets of Seller’s operations are referred to as the “Acquired Assets”). The Company acquired the Acquired Assets in exchange for 9,000,000 restricted shares of the Company’s Series A Preferred Stock (the “Shares”) to be issued to Seller, or his assigns, concurrently with the closing of the Purchase Agreement. The Shares convert at a ratio of 1-for-50, meaning each share of Series A Preferred Stock converts into 50 shares of Common Stock, and the Shares carry voting rights equal to 500 for 1 Series A Preferred Stock held, thus giving Seller voting control of the Company.  Additionally, each of the Company and Seller made customary representations, warranties, covenants, and indemnities in connection with the Purchase Agreement.

On May 16, 2024, and in connection with the aforementioned Unwind Agreement, Charandeep Gopishetty resigned as Sole-Officer and Director of the Company. The resignations were not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies, or practices.

Effective immediately upon the foregoing resignation, the Corporation appointed Mr. Frank Gomez (“Mr. Gomez”) to serve as Sole-Officer and Director of the Corporation to serve until the next annual meeting of the Corporation or until his respective successor is duly appointed. Mr. Gomez accepted the appointments dated even herewith (the “Appointment Date”).

On August 5, 2024, the Company’s Board of Directors, receiving approximately 99.00% vote of the Company’s shareholders, approved a Seven Thousand Five Hundred for 1 (7,500-for-1) Stock Split of the issued and outstanding shares of Common Stock of the Company. Whereby, every 7,500 shares of the Company’s common stock, issues and outstanding on November 27, 2024, automatically convert into 1 new share of common stock. The financial statements have been retroactively reflected for all periods presented to show the effects of the stock split.

On January 24, 2025, the Company converted 1 million Series A Preferred Stock shares into 50,000,000, shares of common stock.